Provisions - Summary of Changes in Provisions (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	€ 140
IFRIC 23 application	(20)
Allowance	1
Amounts used	(4)
Unused amounts reversed	(3)
Unwinding of discounts	3
Effects of changes in foreign exchange rates	0
Ending balance	117
Current	22	€ 46
Non-Current	95	€ 94
Close down and environmental remediation costs [member]
Disclosure of other provisions [line items]
Beginning balance	83
Unwinding of discounts	3
Effects of changes in foreign exchange rates	0
Ending balance	86
Current	5
Non-Current	81
Restructuring costs [member]
Disclosure of other provisions [line items]
Beginning balance	3
Effects of changes in foreign exchange rates	0
Ending balance	3
Current	2
Non-Current	1
Legal claims and other costs [member]
Disclosure of other provisions [line items]
Beginning balance	54
IFRIC 23 application	(20)
Allowance	1
Amounts used	(4)
Unused amounts reversed	(3)
Effects of changes in foreign exchange rates	0
Ending balance	28
Current	15
Non-Current	€ 13